SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Results
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE YEAR ENDED DEC. 31, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$5,377	$2,964	$649	$—
Net investment income, including reinsurance funds withheld	3,792	442	368	210
Segment revenues(1)(2)	9,169	3,406	1,017	210	$13,802
Policyholder benefit, net	(5,413)	(2,092)	(507)	—
Interest sensitive contract benefits, excluding index credits	(1,338)	—	(53)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(598)	(602)	(37)	—
Other insurance and reinsurance expenses(3)	(189)	—	—	—
Operating expenses excluding transactions costs	(365)	(451)	(214)	(64)
Interest expense	—	—	—	(344)
Income tax expense (recovery), net	(46)	2	(12)	(105)
Segment DOE	$1,220	$263	$194	$(303)	$1,374
Depreciation and amortization expenses					(135)
Deferred income tax recovery relating to basis and other changes					195
Transaction costs					(213)
Mark-to-market gains on investments, including reinsurance funds withheld					283
Mark-to-market losses on insurance contracts and other net assets					(257)
Net income					$1,247

FOR THE YEAR ENDED DEC. 31 2023 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$1,520	$2,236	$794	$—
Net investment income, including reinsurance funds withheld	1,557	225	363	124
Segment revenues(1)(2)	3,077	2,461	1,157	124	$6,819
Policyholder benefits, net	(1,718)	(1,566)	(622)	—
Interest sensitive contract benefits, excluding index credits	(672)	—	(66)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(95)	(493)	(44)	—
Other insurance and reinsurance expenses(3)	104	—	—	—
Operating expenses excluding transactions costs	(110)	(309)	(222)	(65)
Interest expense	—	—	—	(193)
Income tax expense (recovery), net	9	(9)	(5)	2
Segment DOE	$595	$84	$198	$(132)	$745
Depreciation and amortization expenses					(30)
Deferred income tax expense relating to basis and other changes					(14)
Transaction costs					(40)
Mark-to-market gains on investments, including reinsurance funds withheld					36
Mark-to-market gains on insurance contracts and other net assets					100
Net income					$797

FOR THE YEAR ENDED DEC. 31 2022 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$1,586	$1,185	$464	$—
Net investment income, including reinsurance funds withheld	742	100	195	150
Segment revenues(1)(2)	2,328	1,285	659	150	$4,422
Policyholder benefits, net	(1,719)	(794)	(313)	—
Interest sensitive contract benefits, excluding index credits	(304)	—	(39)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(52)	(276)	(43)	—
Other insurance and reinsurance expenses(3)	(13)	—	—	—
Operating expenses excluding transactions costs	(95)	(133)	(116)	(10)
Interest expense	—	—	—	(106)
Income tax expense, net	—	—	—	(21)
Segment DOE	$145	$82	$148	$13	$388
Depreciation and amortization expenses					(13)
Deferred income tax expense relating to basis and other changes					(10)
Transaction costs					(31)
Mark-to-market losses on investments, including reinsurance funds withheld					(7)
Mark-to-market gains on insurance contracts and other net assets					174
Net income					$501
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(1)For the years ended December 31, 2024, 2023 and 2022, there were no significant intersegment revenues.
(2)Our consolidated revenues in the statements of operations principally represent the sum of “Segment revenues” and “Mark-to-market gains (losses) on investments, including reinsurance funds withheld” in the tables above.
(3)“Other insurance and reinsurance expenses” primarily represent “Change in fair value of market risk benefits” excluding the effect of changes in market risks (e.g., interest rates, equity markets and equity index volatility) and are inclusive of “Other reinsurance expenses” arising from our reinsurance assumed business on the statements of operations. See Note 19 for the details of market risk benefits and Note 12 for the details of our reinsurance assumed business.
In addition to DOE, the CODM also monitors the assets, including investments accounted for using the equity method, liabilities and mezzanine and common equity attributable to each segment.

AS OF DEC. 31, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Assets	$112,931	$14,269	$7,708	$5,045	$139,953
Liabilities	105,724	9,574	6,510	5,069	126,877
Equity	7,207	4,695	1,198	(24)	13,076

AS OF DEC. 31, 2023 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Assets	$34,784	$13,431	$9,101	$4,327	$61,643
Liabilities	32,188	10,443	6,078	4,085	52,794
Equity and other	2,596	2,988	3,023	242	8,849

Schedule of Segment Non-current Assets
The following table shows the breakdown of total assets by jurisdiction:

AS OF DEC 31. US$ MILLIONS	2024	2023
United States	$130,051	$43,977
Canada	5,238	3,997
Bermuda	4,202	4,457
Other	462	9,212
Total assets	$139,953	$61,643

Schedule of Total Revenue by Jurisdiction
The breakdown of total revenue by jurisdiction follows.

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
United States	$10,436	$5,545	$2,367
Canada	2,607	653	1,549
Bermuda	249	422	152
Other(1)	811	292	345
Total revenue	$14,103	$6,912	$4,413
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(1)No other country greater than 10%.